17. The Lava Jato (Car Wash) Operation and its effects on the Company	6 Months Ended
Jun. 30, 2020
Lava Jato Car Wash Operation And Its Effects On Company
The "Lava Jato (Car Wash) Operation" and its effects on the Company
17.	The “Lava Jato (Car Wash) Operation” and its effects on the Company

The Company has monitored the progress of investigations under the “Lava Jato” Operation and, in the preparation of these unaudited interim financial statements for the period ended June 30, 2020, did not identify any additional information that would affect the adopted calculation methodology to write off, in the third quarter of 2014, amounts overpaid for the acquisition of property, plant and equipment. The Company will continue to monitor these investigations for additional information in order to assess their potential impact on the adjustment made.

In the the six-month period ended June 30, 2020, new leniency and plea agreements entitled the Company to receive funds with respect to compensation for damages, in the amount of US$ 85, accounted for as other income and expenses (no funds received in the same period of 2019). Thus, the total cumulative amount recovered from the “Lava Jato” investigation through June 30, 2020 is US$ 1,217 (US$ 1,132 through December 31, 2019).

17.1.	U.S. Commodity Futures Trading Commission - CFTC

In May 2019, the U.S. Commodity Futures Trading Commission (“CFTC”) contacted Petrobras with an inquiry regarding trading activities related to the Lava Jato Operation. Petrobras reiterates that it continues to cooperate with the regulatory authorities, including the CFTC, regarding any inquiry.

17.2.	Order of civil inquiry - Brazilian Public Prosecutor’s Office

On December 15, 2015, the State of São Paulo Public Prosecutor’s Office issued the Order of Civil Inquiry 01/2015, establishing a civil proceeding to investigate the existence of potential damages caused by Petrobras to investors in the Brazilian stock market. The Brazilian Attorney General’s Office (Procuradoria Geral da República) assessed this civil proceeding and determined that the São Paulo Public Prosecutor’s Office has no authority over this matter, which must be presided over by the Brazilian Public Prosecutor’s Office. The Company has provided all relevant information requested by the authorities.